Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 5,576	$ 5,502
Foreign exchange gains (losses) on:
Translation of foreign operations	(505)	(1,933)
Net investment hedges	100	320
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	2,506	2,212
Reclassification of net realized (gains) losses and impairments to net income	(2,175)	(433)
Cash flow hedges:
Unrealized gains (losses) arising during the year	(81)	(28)
Reclassification of realized losses to net income	(5)	12
Share of other comprehensive income (losses) of associates	2	1
Total items that may be subsequently reclassified to net income	(158)	151
Items that will not be reclassified to net income:
Change in pension and other post-employment plans	37	76
Real estate revaluation reserve	5	11
Total items that will not be reclassified to net income	42	87
Other comprehensive income (loss), net of tax	(116)	238
Total comprehensive income (loss), net of tax	5,460	5,740
Total comprehensive income (loss) attributed to:
Non-controlling interests	254	237
Participating policyholders	(541)	(334)
Shareholders	5,747	5,837
Income tax expense (recovery) on:
Unrealized gains/losses on available-for-sale financial securities	574	558
Reclassification of realized gains/losses and recoveries/impairments to net income on available-for-sale financial securities	(576)	(140)
Unrealized gains/losses on cash flow hedges	(19)	(20)
Reclassification of realized gains/losses to net income on cash flow hedges	(2)	4
Unrealized foreign exchange gains/losses on translation of foreign operations		(1)
Unrealized foreign exchange gains/losses on net investment hedges	8	39
Change in pension and other post-employment plans	9	18
Real estate revaluation reserve	2
Share of other comprehensive income (loss) of associates	(1)
Total income tax expense (recovery)	$ (5)	$ 458